ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative)		3 Months Ended	12 Months Ended
	Aug. 31, 2015 Number	Mar. 31, 2017 Number $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares
Number of common stock issued		5,000,000	5,000,000
Number of common stock returned		4,975,000	4,975,000
Number of common stock held		25,000	25,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Number of capital stock converted into common stock		2	2
Date of acquisition agreement			May 12, 2016
Warrant [Member]
Number of common stock exercisable		6,219,200	6,219,200	6,219,200
Qpagos Corporation [Member]
Number of common stock held		49,929,000	49,929,000
Number of subsidiaries | Number		2
Percentage of majority stockholders		100.00%	100.00%
Percentage of outstanding shares		91.00%	91.00%
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
Date of acquisition agreement		May 12, 2016	May 12, 2016
Qpagos Corporation [Member] | Share Exchange Agreement [Member]
Number of subsidiaries | Number	2
Percentage of majority stockholders	99.996%
Percentage of outstanding shares	99.99%